Note 19 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
				Income per common share
	Interest income	Net interest income	Net income	Basic	Diluted
	(Dollars in thousands, except per share data)
2013
First quarter	$4,834	$4,018	$1,098	$.318	$.318
Second quarter	$4,902	$4,086	$1,347	$.391	$.391
Third quarter	$4,913	$4,091	$1,116	$.324	$.324
Fourth quarter	$5,205	$4,410	$1,080	$.312	$.312

2012
First quarter	$5,877	$4,417	$1,003	$.291	$.291
Second quarter	$5,682	$4,422	$1,203	$.349	$.349
Third quarter	$5,564	$4,501	$1,104	$.320	$.320
Fourth quarter	$5,468	$4,576	$1,175	$.341	$.341